Consolidated Statements of the Stockholders' Deficit - Shanghai Muliang Industrial Corp. [Member] - USD ($)	Common Stock	Paid-in Capital	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2012		$ 793,512	$ 19,298	$ (4,590,718)		$ (6,535)	$ (3,784,443)
Beginning Balance, Shares at Dec. 31, 2012
Disposal of Fourty Percent equity interest of one of Chinese subsidiaries to a non-controlling interest shareholder						64,615	64,615
Net loss				$ (2,208,461)		(8,183)	(2,216,644)
Unrealized foreign currency translation adjustment					$ (145,766)	(558)	(146,324)
Ending Balance at Dec. 31, 2013		$ 793,512	$ 19,298	$ (6,799,179)	$ (145,766)	49,339	(6,082,796)
Ending Balance, Shares at Dec. 31, 2013
Net loss				$ (3,719,988)		(45,129)	(3,765,117)
Unrealized foreign currency translation adjustment					$ 24,527	438	24,965
Ending Balance at Dec. 31, 2014		$ 793,512	$ 19,298	$ (10,519,167)	$ (121,239)	$ 4,648	(9,822,948)
Ending Balance, Shares at Dec. 31, 2014
Net loss							(2,661,262)
Unrealized foreign currency translation adjustment							(61,380)
Ending Balance at Sep. 30, 2015							$ 3,438,798